Financial instruments - Carrying amount and fair value (Details) - EUR (€)	Mar. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	Mar. 31, 2018	Jan. 01, 2018	Jan. 01, 2017
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents.	€ 958,788,000	€ 958,788,000	€ 2,145,632,000	€ 846,378,000	€ 2,145,632,000	€ 978,109,000
trade accounts receivable and other receivables	3,856,891,000		3,337,706,000
accounts receivable related parties	95,281,000		92,662,000
Derivatives cash flow hedging instruments	1,232,000		1,492,000
Derivatives not designated as hedging instruments	29,646,000		18,222,000
Equity investments	147,276,000		140,727,000
Debt securities	351,125,000		334,035,000
Other financial assets	232,151,000		251,963,000
Other Current and Non Current Financial Assets	761,430,000		746,439,000
Financial assets	5,672,390,000		4,839,973,000		€ 4,834,897,000
accounts payable	707,774,000		641,271,000
Amounts payable, related party transactions	210,384,000		153,781,000
Current Debt Instruments Issued	1,427,397,000		1,394,194,000
Noncurrent Debt Instruments Issued	7,192,978,000		6,152,034,000
Lease Liability Related Party	4,612,064,000
Derivatives cash flow hedging instruments liabilities	4,874,000		1,125,000
Derivatives not designated as hedging instruments liabilities	40,184,000		18,911,000
Current variable payments outstanding for acquisitions	135,161,000		172,278,000
Noncontrolling Interest Subject To Put provisions	4,001,000		818,871,000	€ 67,120,000
other current financial liabilities	1,275,539,000		1,467,767,000
other current and noncurrent financial liabilities	2,287,388,000		2,478,952,000
Financial liabilities	16,437,985,000		10,820,232,000
Level 1
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents.			0
trade accounts receivable and other receivables			0
accounts receivable related parties			0
Derivatives cash flow hedging instruments			0
Derivatives not designated as hedging instruments			0
Equity investments	13,045,000		13,869,000
Debt securities	346,508,000		329,821,000
Other financial assets			0
Other Current and Non Current Financial Assets			0
Financial assets			0
accounts payable			0
Amounts payable, related party transactions			0
Current Debt Instruments Issued			0
Noncurrent Debt Instruments Issued	4,331,857,000		4,227,684,000
Derivatives cash flow hedging instruments liabilities			0
Derivatives not designated as hedging instruments liabilities			0
Current variable payments outstanding for acquisitions			0
Noncontrolling Interest Subject To Put provisions			0
other current financial liabilities			0
other current and noncurrent financial liabilities			0
Financial liabilities			0
Level 2
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents.	253,057,000		1,313,747,000
trade accounts receivable and other receivables			0
accounts receivable related parties			0
Derivatives cash flow hedging instruments	1,232,000		1,492,000
Derivatives not designated as hedging instruments	29,646,000		18,222,000
Equity investments	134,231,000		126,858,000
Debt securities	4,617,000		4,214,000
Other financial assets			0
Other Current and Non Current Financial Assets			0
Financial assets			0
Noncurrent Debt Instruments Issued	3,049,725,000		2,022,057,000
Derivatives cash flow hedging instruments liabilities	4,874,000		1,125,000
Derivatives not designated as hedging instruments liabilities	40,184,000		18,911,000
Level 3
Disclosure of detailed information about financial instruments [line items]
Current variable payments outstanding for acquisitions	135,161,000		172,278,000
Noncontrolling Interest Subject To Put provisions	831,630,000		818,871,000
Financial Assets At Fair Value Through Profit Or Loss Category [Member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents.	253,057,000		1,313,747,000
trade accounts receivable and other receivables			0
accounts receivable related parties			0
Derivatives cash flow hedging instruments			0
Derivatives not designated as hedging instruments	29,646,000		18,222,000
Equity investments	113,668,000		106,350,000
Debt securities	94,223,000		83,213,000
Other financial assets	0		0
Other Current and Non Current Financial Assets	237,537,000		207,785,000
Financial assets	490,594,000		1,521,532,000
Financial Liabilities At Fair Value Through Profit Or Loss Category [Member]
Disclosure of detailed information about financial instruments [line items]
accounts payable			0
Amounts payable, related party transactions			0
Current Debt Instruments Issued			0
Noncurrent Debt Instruments Issued			0
Derivatives cash flow hedging instruments liabilities			0
Derivatives not designated as hedging instruments liabilities	40,184,000		18,911,000
Current variable payments outstanding for acquisitions	135,161,000		172,278,000
Noncontrolling Interest Subject To Put provisions			0
other current financial liabilities			0
other current and noncurrent financial liabilities	175,345,000		191,189,000
Financial liabilities	175,345,000		191,189,000
Financial Instruments Not Assigned To Category [Member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents.			0
trade accounts receivable and other receivables	55,390,000		49,448,000
accounts receivable related parties			0
Derivatives cash flow hedging instruments	1,232,000		1,492,000
Derivatives not designated as hedging instruments			0
Equity investments			0
Debt securities			0
Other financial assets	105,063,000		107,125,000
Other Current and Non Current Financial Assets	106,295,000		108,617,000
Financial assets	161,685,000		158,065,000
accounts payable			0
Amounts payable, related party transactions			0
Current Debt Instruments Issued			0
Noncurrent Debt Instruments Issued	0		36,144,000
Lease Liability Related Party	4,612,064,000
Derivatives cash flow hedging instruments liabilities	4,874,000		1,125,000
Derivatives not designated as hedging instruments liabilities			0
Current variable payments outstanding for acquisitions			0
Noncontrolling Interest Subject To Put provisions	831,630,000		818,871,000
other current financial liabilities			0
other current and noncurrent financial liabilities	836,504,000		819,996,000
Financial liabilities	5,448,568,000		856,140,000
Financial Assets At Amortised Cost [Member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents.	705,731,000		831,885,000
trade accounts receivable and other receivables	3,801,501,000		3,288,258,000
accounts receivable related parties	95,281,000		92,662,000
Other financial assets	127,088,000		144,838,000
Other Current and Non Current Financial Assets	127,088,000		144,838,000
Financial assets	4,729,601,000		4,357,643,000
Financial Liabilities At Amortised Cost [Member]
Disclosure of detailed information about financial instruments [line items]
accounts payable	707,774,000		641,271,000
Amounts payable, related party transactions	210,384,000		153,781,000
Current Debt Instruments Issued	1,427,397,000		1,394,194,000
Noncurrent Debt Instruments Issued	7,192,978,000		6,115,890,000
Derivatives cash flow hedging instruments liabilities			0
Derivatives not designated as hedging instruments liabilities			0
Current variable payments outstanding for acquisitions			0
Noncontrolling Interest Subject To Put provisions			0
other current financial liabilities	1,275,539,000		1,467,767,000
other current and noncurrent financial liabilities	1,275,539,000		1,467,767,000
Financial liabilities	10,814,072,000		9,772,903,000
Financial Assets At Fair Value Through Other Comprehensive Income Category [Member]
Disclosure of detailed information about financial instruments [line items]
Equity investments	33,608,000		34,377,000
Debt securities	256,902,000		250,822,000
Other financial assets			0
Other Current and Non Current Financial Assets	290,510,000		285,199,000
Financial assets	€ 290,510,000		€ 285,199,000